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                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                             Telephone: 215-988-2700
                                Fax: 215-988-2757
                              www.drinkerbiddle.com

                                December 2, 2003

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:      The Galaxy Fund ("Registrant")
         Registration Nos. 33-4806 and 811-4636
         --------------------------------------

Ladies and Gentlemen:

         On behalf of The Galaxy Fund (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those Prospectuses and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on November 26, 2003.

         The Prospectuses and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

         i) Quick & Reilly Prospectus dated November 26, 2003 for the Prime Reserves, Tax-Exempt Reserves and Government Reserves;

         ii) U.S. Clearing Prospectus dated November 26, 2003 for the Prime Reserves, Tax-Exempt Reserves and Government Reserves;

         iii) the Statement of Additional Information dated November 26, 2003 with respect to the Prime Reserves, Tax-Exempt Reserves and Government Reserves.

         If you have any questions or comments regarding this filing, do not hesitate to call me at (215) 988-3357.


                                                        Very truly yours,



                                                        /s/ Loretta A. Wise
                                                        Loretta A. Wise